Tangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Tangible assets
Schedule of changes in Tangible assets in the consolidated balance sheet

Tangible Assets

Cost:
Balances at January 1, 2021	23,087
Additions	2,450
Disposals	(187)
Balances at December 31, 2021	25,350
Additions	3,314
Disposals	(491)
Balances at December 31, 2022	28,173

Accumulated depreciation:
Balances at January 1, 2021	(10,881)
Additions	(2,032)
Disposals	183
Balances at December 31, 2021	(12,730)
Additions	(2,227)
Disposals	491
Balances at December 31, 2022	(14,466)

Balances at December 31, 2021	12,620
Balances at December 31, 2022	13,707

Detail by asset class of Tangible assets for own use in the consolidated balance sheet

		Accumulated
	Cost	Depreciation	Carrying Amount

Buildings	14,640	(7,522)	7,118
IT equipment and fixtures	6,922	(3,355)	3,567
Furniture and vehicles	3,226	(1,853)	1,373
Other fixtures	562	—	562
Balances at December 31, 2021	25,350	(12,730)	12,620

Buildings	15,638	(8,494)	7,144
IT equipment and fixtures	7,609	(4,020)	3,589
Furniture and vehicles	3,479	(1,952)	1,527
Other fixtures	1,447	—	1,447
Balances at December 31, 2022	28,173	(14,466)	13,707